Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of sensitivity analysis of net financial debt

(in millions of currency units)	Exposure in currency units (1)					Sensitivity analysis
	EUR	USD	GBP	PLN	Total	10% gain in	10% loss in
					translated	euro	euro
Orange SA	—	(35)	(1)	(26)	(39)	4	(4)
Orange Polska	(33)	2	—	—	(32)	3	(4)
Total (euros)	(33)	(30)	(2)	(6)	(71)

(1)	Excluding FX hedge of subordinated notes denominated in pound sterling.

Schedule of sensitivity analysis of financial position due to change in foreign currency exchange risk

(in millions of euros)	Contribution to consolidated net assets											Sensitivity analysis
	EUR	USD	GBP		PLN		EGP	JOD	MAD	Other	Total	10%	10%
										currencies		gain in	loss in
												euro	euro
Net assets excluding net debt (a) (1)	51,177	218	(1,456)		3,528		971	574	954	3,919	59,882	(791)	967
Net debt by currency including derivatives (b) (2)	(24,436)	50	1,521	(3)	(1,435)		(214)	(118)	(403)	(433)	(25,466)	94	(115)
Net assets by currency (a) + (b)	26,741	268	65		2,093	(4)	756	456	551	3,486	34,416	(698)	853

(1)	Excluding net debt by currency do not include components of net financial debt.
(2)	The net financial debt as defined by Orange group does not include Orange Bank activities for which this concept is not relevant (see Note 12.3).
(3)	Of which economic hedge of subordinated note denominated in pounds sterling for 1,250 million pounds sterling (equivalent 1,469 million euros).
(4)	Share of net assets attributable to owners of the parent company in zlotys amounts to 1,061 million euros.

Schedule of sensitivity analysis of financial income statement due to change in foreign currency exchange risk

(in millions of euros)	Contribution to consolidated financial income statement									Sensitivity analysis
	EUR	USD	GBP	PLN	EGP	JOD	MAD	Other	Total	10% gain	10% loss
								currencies		in euro	in euro

Revenues	31,977	1,184	254	2,619	779	398	571	4,455	42,238	(933)	1,140
Reported EBITDAaL	10,075	244	28	635	211	142	173	1,352	12,860	(253)	309
Operating income	4,646	177	16	96	137	7	26	821	5,927	(116)	142

Schedule of undiscounted future cash flows for each financial liability shown on the statement of financial position

(in millions of euros)	Note	December 31,	2020		2021	2022	2023	2024	2025 and	Other
		2019							beyond	items (1)
TDIRA	12.4	822	4		—	—	—	—	—	818
Bonds	12.5	30,893	1,910		3,323	2,198	1,575	1,947	20,115	(176)
Bank loans and from development organizations and multilateral lending institutions	12.6	4,013	1,029		491	266	943	222	1,070	(8)
Debt relating to financed assets	12.3	125	28		28	28	28	13	—	—
Cash collateral received	12.3	261	261		—	—	—	—	—	—
NEU commercial papers (2)	12.3	158	158		—	—	—	—	—	—
Bank overdrafts	12.3	203	203		—	—	—	—	—	—
Other financial liabilities	12.3	602	594		3	1	1	1	1	—
Derivatives (liabilities)	12.3	436	17		8	91	61	4	(130)	—
Derivatives (assets)	12.3	(573)	(10)		(220)	—	(20)	—	(468)	—
Other Comprehensive Income related to unmatured hedging instruments	12.3	(542)	—		—	—	—	—	—	—
Gross financial debt after derivatives		36,397	4,194		3,633	2,584	2,588	2,187	20,589	633
Trade payables		10,246	9,429		91	85	59	129	453	—
Total financial liabilities (including derivatives assets)		46,643	13,623	(3)	3,725	2,669	2,647	2,316	21,042	633
Future interests on financial liabilities (4)		—	2,097		1,048	919	1,021	980	5,990	—

(1)	Undated items: TDIRA notional. Non-cash items: amortized cost on TDIRA, bonds and bank loans, and discounting effect on long term trade payables.
(2)	Negotiable European Commercial Papers (formerly called "commercial papers").
(3)	Amounts presented for 2020 correspond to notionals and accrued interests for 555 million euros.
(4)	Mainly future interests on bonds for 11,106 million euros, on bank loans for 928 million euros and on derivatives instruments for (1,417) million euros.

Schedule of credit rating

	Standard	Moody’s	Fitch	Japan
	& Poor’s		Ratings	Credit Rating
Long-term debt	BBB+	Baa1	BBB+	A
Outlook	Stable	Stable	Stable	Stable
Short-term debt	A2	P2	F2	Not applicable

Schedule of effect of mechanisms to offset exposure to credit risk and counterparty risk

(in millions of euros)	December 31,	December 31,	December 31,
	2019	2018	2017
Collateralised Derivatives (net) (a)	144	(455)	(706)
Fair value of collateralised derivatives assets	570	383	233
Fair value of collateralised derivatives liabilities	(426)	(838)	(939)
Amount of cash collateral paid/(received) (b)	(138)	471	674
Amount of cash collateral paid	123	553	695
Amount of cash collateral received	(261)	(82)	(21)
Residual exposure to counterparty risk (a) + (b) (1)	7	16	(32)
Non collateralised Derivatives (net)	(6)	(5)	(22)
Fair value of non collateralised derivatives assets	3	2	2
Fair value of non collateralised derivatives liabilities	(10)	(7)	(24)

(1)	The residual exposure to counterparty risk is mainly due to a time difference between the valuation of derivatives at the closing date and the date on which the cash collateral exchanges were made.

Schedule of sensitivity analysis of cash collateral deposits to change in market rates and exchange rates

(in millions of euros)	Rate decrease of 1%	Rate increase of 1%
Change of fair value of derivatives	(1,409)	1,412
	Rate decrease of 1%	Rate increase of 1%
Amount of cash collateral received (paid)	1,409	(1,412)

A change in the euro exchange rate of +/-10% against currencies of hedged financing (mainly the pound sterling and the US dollar) would impact the fair value of foreign exchange derivatives as follows:

(in millions of euros)	10% loss in euro	10% gain in euro
Change of fair value of derivatives	1,795	(1,468)
	10% loss in euro	10% gain in euro
Amount of cash collateral received (paid)	(1,795)	1,468

Schedule of fair value of financial assets and liabilities

(in millions of euros)			December 31, 2019
	Note	Classification	Book	Estimated	Level 1	Level 2	Level 3
		under IFRS 9 (1)	value	fair	and
				value	cash
Trade receivables		AC	5,343	5,343	—	5,343	—
Financial assets	12.7		6,001	6,002	79	5,725	198
Equity securities		FVOCI	277	277	79	—	198
Equity securities		FVR	133	134	—	134	—
Investments at fair value		FVR	4,696	4,696	—	4,696	—
Cash collateral paid		FVR	123	123	—	123	—
Financial assets at amortized cost		AC	772	772	—	772	—
Cash and Cash equivalents	12.3		6,112	6,112	6,112	—	—
Cash		AC	2,462	2,462	2,462	—	—
Cash equivalents		FVR	3,651	3,651	3,651	—	—
Trade payables		AC	(10,246)	(10,246)	—	(10,246)	—
Financial liabilities	12.3		(37,076)	(42,455)	(34,554)	(7,837)	(64)
Financial debts		AC	(37,007)	(42,386)	(34,554)	(7,811)	(21)
Bonds at fair value		FVR	(26)	(26)	—	(26)	—
Other		FVR	(43)	(43)	—	—	(43)
Derivatives (net amount) (2)	12.8		138	138	—	138	—

(1)	AC" stands for "amortized cost", "FVR " stands for "fair value through profit or loss", "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss".
(2)	IFRS 9 classification for derivatives instruments depends on their hedging qualification.

			December 31, 2017
(in millions of euros)	Note	Classifi-cation	Book	Estimated	Level 1
		under IAS 39	value	fair value	and cash	Level 2	Level 3
Trade receivables		L&R	5,184	5,184	—	5,184	—
Financial assets	12.7		4,960	4,960	1,014	3,744	202
Assets available for sale		AFS	1,067	1,067	865	—	202
Equity securities measured at fair value		FVR	146	146	—	146	—
Cash collateral paid		L&R	695	695	—	695	—
Investments at fair value		FVR	2,647	2,647	149	2,498	—
Other		L&R	405	405	—	405	—
Cash and cash equivalents	12.3		5,333	5,333	5,333	—	—
Cash equivalents		FVR	3,166	3,166	3,166	—	—
Cash		L&R	2,167	2,167	2,167	—	—
Trade payables		LAC	(10,099)	(10,132)	—	(10,132)	—
Financial liabilities	12.3		(32,475)	(37,327)	(28,332)	(8,859)	(136)
Financial debt			(32,311)	(37,163)	(28,332)	(8,831)	—
Bonds at fair value through profit or loss		FVR	(28)	(28)	—	(28)	—
Other		FVR	(136)	(136)	—	—	(136)
Derivatives, net amount	12.8		(729)	(729)	—	(729)	—

Schedule of analysis of change in level 3 market value of financial assets and liabilities

(in millions of euros)	Equity securities		Financial
			liabilities at fair
			value through
			profit or loss, excluding
			derivatives
Level 3 fair values at December 31, 2018	221		(292)
Gains (losses) taken to profit or loss	—		(3)
Gains (losses) taken to other comprehensive income	15		—
Acquisition (sale) of securities	47		—
Transfer to one level to another	(82)	(1)	—
Other	(2)		231	(2)
Level 3 fair values at December 31, 2019	198		(64)

(1)	Fair value have been transferred from level 3 to level 1 in relation with the listing of the equity securities on an active market in 2019.
(2)	Include the effect of the cancellation of the commitment to purchase non-controlling interests (put) of Orange Bank (see Note 15.2).

(in millions of euros)			December 31, 2018
	Note	Classification	Book	Estimated	Level 1	Level 2	Level 3
		under IFRS 9	value	fair value	and cash
Trade receivables		AC	5,329	5,329	—	5,329	—
Financial assets	12.7		5,057	5,057	692	4,144	221
Equity securities		FVOCI	254	254	33	—	221
Equity securities		FVR	805	805	659	146	—
Investments at fair value		FVR	2,683	2,683	—	2,683	—
Cash collateral paid		FVR	553	553	—	553	—
Financial assets at amortized cost		AC	762	762	—	762	—
Cash and Cash equivalents	12.3		5,081	5,081	5,081	—	—
Cash		AC	2,558	2,558	2,558	—	—
Cash equivalents		FVR	2,523	2,523	2,523	—	—
Trade payables		AC	(10,082)	(10,082)	—	(10,082)	—
Financial liabilities	12.3		(34,019)	(37,292)	(29,012)	(7,988)	(292)
Financial debts		AC	(33,721)	(36,994)	(29,012)	(7,961)	(21)
Bonds at fair value		FVR	(27)	(27)	—	(27)	—
Other		FVR	(271)	(271)	—	—	(271)
Derivatives (net amount)	12.8		(460)	(460)	—	(460)	—